Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Columbia Strategic New York Municipal Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 11,933	$ 10,359	$ 10,135	$ 12,337	$ 11,724	$ 11,541	$ 10,552	$ 10,660	$ 10,494	$ 10,039	$ 9,703
Columbia Strategic New York Municipal Income Fund - Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,603	10,916	10,654	12,935	12,265	12,044	10,983	11,069	10,870	10,372	10,000
Columbia Strategic New York Municipal Income Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 11,748	10,244	10,068	12,312	11,757	11,630	10,666	10,839	10,718	10,300	10,000
Columbia Strategic New York Municipal Income Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 12,595	10,905	10,648	12,926	12,257	12,043	10,968	11,069	10,869	10,372	10,000
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 12,625	10,932	10,668	12,950	12,273	12,058	10,978	11,079	10,864	10,376	10,000
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 12,590	10,894	10,625	12,893	12,213	11,989	10,928	11,008	10,815	10,346	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,548	11,439	11,144	12,661	12,336	11,908	10,883	10,939	10,704	10,287	10,000
Bloomberg New York Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Account Value	$ 12,411	$ 11,280	$ 10,929	$ 12,502	$ 12,076	$ 11,811	$ 10,827	$ 10,923	$ 10,691	$ 10,297	$ 10,000